Taxation (Details) - Schedule of per share effect of the tax holiday - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Per Share Effect Of The Tax Holiday Abstract
Effect of tax holiday	$ 646	$ 950
Per share effect – basic and diluted	$ 0	$ 0